Property, plant and equipment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 64,214,822	$ 62,799,983
Adjustment on fair value for business combinations (Note 12)	31,137
Ending Balance	66,508,338	64,214,822
Acquisition-related costs	19,898
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	105,498,487	100,131,011
Additions/capitalizations	5,032,317	4,012,659
Effect of control loss in subsidiaries (3)	(1,363,286)
Adjustment on fair value for business combinations (Note 12)	720,670	1,338,947
Increase (Decrease) in abandonment costs	203,364	256,751
Capitalized financial interests	136,361	142,310
Exchange differences capitalized	4,338	7,716
Disposals	(767,268)	(840,924)
Foreign currency translation	1,996,422	361,709
Transfers/ reclassifications	(498,946)	88,308
Ending Balance	110,962,459	105,498,487
Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(41,283,665)	(37,331,028)
Depreciation expense	(4,384,980)	(4,084,564)
Reversal (loss) of an impairment	(384,638)	(373,123)
Disposals	618,501	707,501
Effect of control loss in subsidiaries	1,030,640
Foreign currency translation	(481,516)	(146,685)
Transfers/ reclassifications	431,537	(55,766)
Ending Balance	(44,454,121)	(41,283,665)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	28,959,829	28,488,953
Ending Balance	29,831,912	28,959,829
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	47,995,471	46,474,369
Additions/capitalizations	1,625,316	804,570
Effect of control loss in subsidiaries (3)	(298,570)
Adjustment on fair value for business combinations (Note 12)	547,965	123,436
Increase (Decrease) in abandonment costs	181,318	148,764
Capitalized financial interests	42,052	77,627
Exchange differences capitalized	1,338	4,208
Disposals	(491,677)	(500,876)
Foreign currency translation	1,336,351	244,666
Transfers/ reclassifications	149,217	618,707
Ending Balance	51,088,781	47,995,471
Plant and equipment [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(19,035,642)	(17,985,416)
Depreciation expense	(2,296,176)	(2,001,116)
Reversal (loss) of an impairment	(368,754)	519,835
Disposals	443,259	481,384
Effect of control loss in subsidiaries	266,825
Foreign currency translation	(306,506)	(103,365)
Transfers/ reclassifications	40,125	53,036
Ending Balance	(21,256,869)	(19,035,642)
Pipelines, networks and lines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	19,735,537	19,571,493
Ending Balance	19,583,670	19,735,537
Pipelines, networks and lines [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	36,370,647	34,349,283
Additions/capitalizations	1,179,602	765,994
Effect of control loss in subsidiaries (3)	(592,885)
Adjustment on fair value for business combinations (Note 12)	44,538	1,118,178
Increase (Decrease) in abandonment costs	15,035	102,402
Capitalized financial interests	31,511	32,630
Exchange differences capitalized	1,002	1,769
Disposals	(84,184)	(165,936)
Foreign currency translation	478,103	84,357
Transfers/ reclassifications	(301,675)	81,970
Ending Balance	37,141,694	36,370,647
Pipelines, networks and lines [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(16,635,110)	(14,777,790)
Depreciation expense	(1,634,545)	(1,634,783)
Reversal (loss) of an impairment	329,743	(113,860)
Disposals	75,150	116,769
Effect of control loss in subsidiaries	403,095
Foreign currency translation	(155,927)	(36,341)
Transfers/ reclassifications	59,570	(189,105)
Ending Balance	(17,558,024)	(16,635,110)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,145,288	4,127,262
Ending Balance	6,490,772	5,145,288
Work in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,259,654	4,624,703
Additions/capitalizations	1,573,469	2,097,378
Effect of control loss in subsidiaries (3)	(775)
Adjustment on fair value for business combinations (Note 12)	0	44,876
Increase (Decrease) in abandonment costs	0	0
Capitalized financial interests	38,756	12,831
Exchange differences capitalized	1,233	696
Disposals	(79,077)	(78,399)
Foreign currency translation	19,804	2,691
Transfers/ reclassifications	(298,836)	(445,122)
Ending Balance	7,514,228	6,259,654
Work in progress [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,114,366)	(497,441)
Depreciation expense	0	0
Reversal (loss) of an impairment	(327,751)	(626,878)
Disposals	3,492	0
Effect of control loss in subsidiaries	262
Foreign currency translation	959	0
Transfers/ reclassifications	413,948	9,953
Ending Balance	(1,023,456)	(1,114,366)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,701,691	4,729,755
Ending Balance	4,783,745	4,701,691
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,157,945	7,852,278
Additions/capitalizations	390,731	243,039
Effect of control loss in subsidiaries (3)	(266,526)
Adjustment on fair value for business combinations (Note 12)	54,413	9,062
Increase (Decrease) in abandonment costs	3,885	1,248
Capitalized financial interests	14,965	15,800
Exchange differences capitalized	476	857
Disposals	(16,390)	(24,050)
Foreign currency translation	59,107	10,757
Transfers/ reclassifications	13,863	48,954
Ending Balance	8,412,469	8,157,945
Buildings [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(3,456,254)	(3,122,523)
Depreciation expense	(341,052)	(326,512)
Reversal (loss) of an impairment	(18,074)	(87,338)
Disposals	14,279	17,807
Effect of control loss in subsidiaries	221,708
Foreign currency translation	(13,707)	(3,656)
Transfers/ reclassifications	(35,624)	65,968
Ending Balance	(3,628,724)	(3,456,254)
Lands [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,973,856	3,950,274
Ending Balance	4,034,278	3,973,856
Lands [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,054,538	3,984,576
Additions/capitalizations	18,705	20,098
Effect of control loss in subsidiaries (3)	(60,341)
Adjustment on fair value for business combinations (Note 12)	0	22,924
Increase (Decrease) in abandonment costs	0	0
Capitalized financial interests	753	1,033
Exchange differences capitalized	24	56
Disposals	(10,155)	(354)
Foreign currency translation	73,181	12,869
Transfers/ reclassifications	36,121	13,336
Ending Balance	4,112,826	4,054,538
Lands [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(80,682)	(34,302)
Depreciation expense	0	0
Reversal (loss) of an impairment	8,799	(35,533)
Disposals	11	0
Effect of control loss in subsidiaries	30,669
Foreign currency translation	3,403	0
Transfers/ reclassifications	(40,748)	(10,847)
Ending Balance	(78,548)	(80,682)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,698,621	1,932,246
Ending Balance	1,783,961	1,698,621
Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,660,232	2,845,802
Additions/capitalizations	244,494	81,580
Effect of control loss in subsidiaries (3)	(144,189)
Adjustment on fair value for business combinations (Note 12)	73,754	20,471
Increase (Decrease) in abandonment costs	3,126	4,337
Capitalized financial interests	8,324	2,389
Exchange differences capitalized	265	130
Disposals	(85,785)	(71,309)
Foreign currency translation	29,876	6,369
Transfers/ reclassifications	(97,636)	(229,537)
Ending Balance	2,692,461	2,660,232
Other [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(961,611)	(913,556)
Depreciation expense	(113,207)	(122,153)
Reversal (loss) of an impairment	(8,601)	(29,349)
Disposals	82,310	91,541
Effect of control loss in subsidiaries	108,081
Foreign currency translation	(9,738)	(3,323)
Transfers/ reclassifications	(5,734)	15,229
Ending Balance	(908,500)	$ (961,611)
Hocol S.A. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition-related costs	$ 361,426